Expendable Spare Parts and Supplies, Net of Provision for Obsolescence - Summary of Expendable Spare Parts and Supplies (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Expendable spare parts	$ 73,502	$ 79,427
Supplies	7,931	8,907
Total	$ 81,433	$ 88,334